Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Property and Equipment, Net (Textual)
Depreciation expenses	$ 534,377	$ 615,000	$ 574,719